Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
Income tax expense (benefit) consisted of the following for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Current tax expense (benefit) :
Federal	$51.3	$(18.0)	$(384.0)
State	(5.3)	(22.0)	(15.0)
Total current tax expense (benefit)	46.0	(40.0)	(399.0)
Deferred tax expense (benefit) :
Federal	(49.4)	213.0	568.0
State	(1.8)	2.0	2.0
Total deferred tax expense (benefit)	(51.2)	215.0	570.0
Total income tax expense (benefit)	$(5.2)	$175.0	$171.0

Schedule of Effective Income Tax Rate Reconciliation
Income taxes were different from the amount computed by applying the federal income tax rate to income (loss) before income taxes for the following reasons for the periods indicated:

	Three Months Ended March 31,
	2013	2012
Income (loss) before income taxes	$(214.3)	$(512.9)
Tax rate	35.0%	35.0%
Income tax expense (benefit) at federal statutory rate	(75.0)	(179.5)
Tax effect of:
Valuation allowance	104.2	217.2
Dividend received deduction	(21.9)	(18.6)
Audit settlement	(2.1)	(0.6)
State tax expense (benefit)	4.1	(17.3)
Noncontrolling interest	4.7	5.5
Tax credits	(4.6)	(3.8)
Non-deductible expenses	4.3	4.4
Other	(2.5)	0.6
Income tax expense (benefit)	$11.2	$7.9

Income taxes were different from the amount computed by applying the federal income tax rate to income (loss) before income taxes for the following reasons for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Income (loss) before income taxes	$606.0	$277.8	$37.8
Tax rate	35.0%	35.0%	35.0%
Income tax expense (benefit) at federal statutory rate	212.1	97.2	13.2
Tax effect of:
Valuation allowance	(48.3)	175.0	547.0
Dividend received deduction	(101.3)	(74.0)	(108.0)
Audit settlement	(4.3)	13.0	(312.0)
Loss on extinguishment of debt	—	—	38.0
State tax expense (benefit)	(8.8)	17.0	(6.0)
Noncontrolling interest	(48.4)	(67.0)	4.0
Tax credits	(19.6)	(19.0)	(19.0)
Non-deductible expenses	14.2	32.0	13.0
Other	(0.8)	0.8	0.8
Income tax expense (benefit)	$(5.2)	$175.0	$171.0

Schedule of Deferred Tax Assets and Liabilities
The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31, 2012 and 2011, are presented below:

	2012	2011
Deferred tax assets
Loss carryforwards	$1,154.9	$1,901.0
Investments	1,811.1	1,590.0
Insurance reserves	1,967.1	1,594.0
Compensation and benefits	578.7	452.0
Other assets	182.7	246.0
Total gross assets before valuation allowance	5,694.5	5,783.0
Less: Valuation allowance	2,974.1	2,875.0
Assets, net of valuation allowance	2,720.4	2,908.0

Deferred tax liabilities
Net unrealized investment gains	(2,707.9)	(1,861.0)
Deferred policy acquisition costs	(1,045.3)	(1,494.0)
Other liabilities	(9.9)	(66.0)
Total gross liabilities	(3,763.1)	(3,421.0)
Net deferred income tax liability	$(1,042.7)	$(513.0)

Summary of Operating Loss Carryforwards
The following table sets forth the federal, state and capital loss carryforwards for tax purposes at December 31, 2012 and 2011:

	2012	2011
Federal net operating loss carryforward(1)	$2,947.0	$4,084.0
State net operating loss carryforward(1)	2,373.6	1,383.0
Federal tax capital loss carryforward(2)	123.4	880.0
Credit carryforward(3)	191.5	121.0
(1)  Expire between 2017 and 2032.
(2)  Expire between 2013 and 2017.
(3)  Expire between 2013 and 2032.

Schedule of Unrecognized Tax Benefits
Reconciliations of the change in the unrecognized income tax benefits were as follows for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Balance at beginning of period	$74.0	$197.0	$405.0
Additions for tax positions related to current year	2.4	7.0	7.0
Additions for tax positions related to prior years	1.3	—	118.0
Reductions for tax positions related to prior years	(6.0)	(25.0)	(351.0)
Reductions for settlements with taxing authorities	—	(105.0)	18.0
Reductions for expiring statutes	(10.6)	—	—
Balance at end of period	$61.1	$74.0	$197.0